SIGNIFICANT ACCOUNTING POLICIES (Unaudited) (Details) - Summary of Inputs Used in Determining the Trust's Investments - USD ($)	Jul. 31, 2015	Jan. 31, 2015	May. 05, 2014
Schedule of Cost-method Investments [Line Items]
Investment in Gold	$ 62,987,484	$ 64,750,586	$ 1,306,250
Fair Value, Inputs, Level 1 [Member]
Schedule of Cost-method Investments [Line Items]
Investment in Gold	62,987,484	64,750,586
Total	$ 62,987,484	$ 64,750,586